Average Annual Total Returns - Federated Hermes Short-Intermediate Total Return Bond Fund	A Inception Date	A 1 Year	A 5 Years	A 10 Years	A SinceInception	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	SS 1 Year	SS 5 Years	SS 10 Years	R6 Inception Date	R6 1 Year	R6 5 Years	R6 10 Years	R6 SinceInception	Bloomberg Barclays 1-5 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays 1-5 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays 1-5 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) 10 Years		Bloomberg Barclays 1-5 Year U.S. Government/Credit Index(reflects no deduction for fees, expenses or taxes) SinceInception		Morningstar Short-Term Bond Funds Average(reflects no deduction for fees, expenses or taxes) 1 Year		Morningstar Short-Term Bond Funds Average(reflects no deduction for fees, expenses or taxes) 5 Years		Morningstar Short-Term Bond Funds Average(reflects no deduction for fees, expenses or taxes) 10 Years		Morningstar Short-Term Bond Funds Average(reflects no deduction for fees, expenses or taxes) SinceInception
Total	Jan. 31, 2014	3.90%	1.79%		1.75%	5.19%	2.25%	2.98%	4.19%	1.27%	1.96%	3.06%	1.28%	1.87%	4.93%	2.00%	2.71%	Jan. 31, 2014	5.20%	2.01%		1.85%	5.01%	[1]	2.03%	[1]	2.13%	[1]	1.88%	[1]	4.72%	[2]	2.00%	[2]	2.18%	[2]	1.69%	[2]

[1]	The Bloomberg Barclays 1-5 Year U.S. Government/Credit Index measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government-related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment-grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years.
[2]	Morningstar figures represent the average of the total returns reported by all the mutual funds designated by Morningstar as falling into the respective category indicated.